Intangible assets, net (Tables)	12 Months Ended
Mar. 31, 2024
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of intangible assets, net

	As of March 31,
	2023	2024
	RMB	RMB
	(in millions)
User base and customer relationships	48,155	48,863
Trade names, trademarks and domain names	39,301	39,687
Non-compete agreements	12,636	11,815
Developed technology and patents	6,639	7,166
Licensed copyrights (Note 2(x)) and others	8,893	9,586
	115,624	117,117
Less: accumulated amortization and impairment	(68,711)	(90,167)
Net book value	46,913	26,950

Schedule of estimated future aggregate amortization expenses

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Amounts
RMB
(in millions)
For the year ending March 31,
2025	7,699
2026	3,974
2027	3,281
2028	2,854
2029	2,010
Thereafter	7,132
26,950